Fair value measurements - Rollforward of Level 3 fair value measurements (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Rollforward of Level 3, Derivative instruments assets & (liabilities)
Balance at beginning of the period	$ (5.8)	$ (9.5)	$ (6.1)	$ 12.7	$ 12.7	$ (0.1)
Total realized and unrealized gains (losses)	1.7	4.3	7.3	(9.6)	(14.6)	10.7
Sales/Settlements	(0.7)	(1.2)	(6.0)	(9.5)	(4.2)	2.1
Balance at end of the period	(4.8)	(6.4)	(4.8)	(6.4)	(6.1)	12.7
Contingent consideration (liabilities
Rollforward of Level 3, (liabilities)
Balance at beginning of the period	(42.8)	(119.2)	(42.8)
Fair value of contingent consideration liabilities at date of purchase				(122.3)	(122.2)
Adjustment to fair value of contingent		(3.1)
Sales/Settlements	0.9		0.9		30.6
Balance at end of the period	(41.9)	(122.3)	(41.9)	(122.3)	(42.8)
Fixed maturity investments
Rollforward of Level 3 Fair Value Measurements
Balance at beginning of the period	6.0	9.5	8.0	27.7	27.7	3.0
Total realized and unrealized gains (losses)	0.1	(4.7)	(2.0)	(5.1)	(4.9)	(0.1)
Purchases	2.4	2.2	3.0	2.7	4.7	26.7
Sales/Settlements			(0.5)	(18.4)	(1.0)
Balance at end of the period	8.5	7.0	8.5	7.0	8.0	27.7
Fixed maturity investments | Foreign currency gains (losses)
Rollforward of Level 3 Fair Value Measurements
Gains (losses) through Other Comprehensive Income				0.1	(0.1)
Other long-term investments
Rollforward of Level 3 Fair Value Measurements
Balance at beginning of the period	69.0	62.9	64.2	29.1	29.1	19.7
Total realized and unrealized gains (losses)	(1.6)	0.7	7.7	(0.7)	(0.5)	1.1
Purchases	0.2		1.2	34.5	36.0	9.1
Sales/Settlements	(0.2)	(0.2)	(4.1)	(0.6)	(1.4)	(0.6)
Balance at end of the period	67.5	63.4	67.5	63.4	64.2	29.1
Other long-term investments | Foreign currency gains (losses)
Rollforward of Level 3 Fair Value Measurements
Gains (losses) through Other Comprehensive Income	0.1		(1.5)	1.1	1.0	(0.2)
Hedge funds and Private equity funds
Rollforward of Level 3, (liabilities)
Fair value of hedges	$ 281.5	$ 172.6	$ 281.5	$ 172.6	$ 205.3	$ 95.7